EQUITY-ACCOUNTED INVESTMENTS - Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Equity-accounted investments	$ 2,530	$ 2,546
Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	2,530	2,546
Hydroelectric | Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 222	$ 225
Hydroelectric | Bottom of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	14.00%	14.00%
Hydroelectric | Top of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 135	$ 159
Wind | Bottom of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Wind | Top of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Utility-scale solar | Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 284	$ 304
Utility-scale solar | Bottom of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Utility-scale solar | Top of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 1,059	$ 1,049
Distributed energy & storage | Bottom of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Distributed energy & storage | Top of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Sustainable solutions | Joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 830	$ 809
Sustainable solutions | Bottom of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	4.00%	4.00%
Sustainable solutions | Top of range | Joint ventures
Disclosure of associates [line items]
Ownership Interest	49.00%	49.00%